OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME [Abstract]
Other income	$ 2,336	$ 1,547	$ 4,066